Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic EPS
Net Income (Numerator)	$ 34,973	$ 32,019	$ 33,875	$ 35,859	$ 38,553	$ 33,233	$ 37,719	$ 43,646	$ 136,726	$ 153,151	$ 126,351
Shares (Denominator)									66,411,193	66,872,500	67,195,180
Per Share Amount	$ 0.53	$ 0.48	$ 0.51	$ 0.54	$ 0.58	$ 0.50	$ 0.56	$ 0.65	$ 2.06	$ 2.29	$ 1.88
Diluted EPS
Net Income (Numerator)	$ 34,973	$ 32,019	$ 33,875	$ 35,859	$ 38,553	$ 33,233	$ 37,719	$ 43,646	$ 136,726	$ 153,151	$ 126,351
Potential dilutive common shares and warrants									225,160	183,956	119,679
Shares (Denominator)									66,636,353	67,056,456	67,314,859
Per Share Amount (in dollars per share)	$ 0.52	$ 0.48	$ 0.51	$ 0.54	$ 0.57	$ 0.50	$ 0.56	$ 0.65	$ 2.05	$ 2.28	$ 1.88